Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory [Line Items]
Inventories, net of reserves	$ 2.7	$ 3.3	$ 2.3